Exhibit 99.1

Repurchases and replacements relating to asset-backed securities*

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	(h)	(% of principal balance) (i)
Channel Finance S.A. acting through and in respect of its compartment 010 CIK 0001970078	X	Arslanian Group NV/Arslanian Group DMCC/Adamas Far East Limited	$54,143,546.26	$54,143,546.26	100%	$-	$54,143,546.26	0.00%

Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
		(% of principal			(% of principal			(% of principal			(% of principal			(% of principal
(#)		balance)	(#)		balance)	(#)		balance)	(#)		balance)	(#)		balance)
(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%

*Please note that with respect to the Assets That Were Subject of Demand and repurchased during the reporting period, no assets were repurchased owing to a breach of any representations or warranties by the Originator, and the transaction does not include any covenant or right of repurchase. As such, the “Assets That Were Repurchased or Replaced” does not include any data.